Trade and other payables	6 Months Ended
Dec. 31, 2020
Trade and other payables
Trade and other payables

24         Trade and other payables

	31 December	30 June	31 December
	2020	2020	2019
	£’000	£’000	£’000
Trade payables	144,792	155,983	106,394
Other payables	12,739	8,526	2,807
Accrued expenses	51,616	70,638	63,984
Social security and other taxes	24,670	32,268	10,149
	233,817	267,415	183,334
Less: non-current portion
Trade payables	59,808	50,065	29,738
Other payables	1,001	1,257	1,503
Non-current trade and other payables	60,809	51,322	31,241
Current trade and other payables	173,008	216,093	152,093

Trade payables include transfer fees and other associated costs in relation to the acquisition of players' registrations of £132,036,000 (30 June 2020: £149,134,000; 31 December 2019: £97,884,000) of which £59,808,000 (30 June 2020: £50,065,000; 31 December 2019: £29,738,000) is due after more than one year. Of the amount due after more than one year, £39,406,000 (30 June 2020: £26,396,000; 31 December 2019: £13,889,000) is expected to be paid between 1 and 2 years, and the balance of £20,402,000 (30 June 2020: £23,669,000; 31 December 2019: £15,849,000) is expected to be paid between 2 and 5 years.

The fair value of trade payables as at 31 December 2020 was £147,896,000 (30 June 2020: £158,464,000; 31 December 2019: £108,538,000) before discounting of cash flows. The fair value of other payables is not materially different to their carrying amount.

The UK government has made available a range of business support measures during COVID-19. The Group has benefited directly from government assistance in the form of payment deferrals for VAT. The quarterly VAT payments totalling £15,474,000 for the periods ended 29 February 2020 and 31 May 2020, originally due 31 March 2020 and 30 June 2020 respectively, have been deferred until 31 March 2021, with a further option available to spread the payment due over eleven equal monthly instalments from March 2021.